Related Party Transactions - Founder Shares (Details) - Deerfield Healthcare Technology Acquisitions Corp				1 Months Ended	3 Months Ended	8 Months Ended
	Jul. 21, 2020 shares	Jun. 25, 2020 shares	May 22, 2020 USD ($) $ / shares shares	Jun. 30, 2020 shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Related Party Transactions
Capital contribution | $						$ 25,000
Percentage owned by initial stockholders after the IPO	20.00%
Class B common stock
Related Party Transactions
Total number of shares after stock split (in shares)					3,593,750	3,593,750
Number of shares subject to forfeiture (in shares)	468,750				468,750	468,750
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination					1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					20 days	20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					30 days	30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days	150 days
Class B common stock | Sponsor
Related Party Transactions
Number of shares issued (in shares)			2,875,000
Capital contribution | $			$ 25,000
Capital contribution (in dollars per share) | $ / shares			$ 0.009
Stock split		1.25
Number of shares held (in shares)			3,368,750
Number of shares held after stock split (in shares)		3,593,750
Class B common stock | Sponsor | Steven Hochberg
Related Party Transactions
Number of shares transferred (in shares)				50,000
Class B common stock | Sponsor | Christopher Wolfe
Related Party Transactions
Number of shares transferred (in shares)				50,000
Class B common stock | Sponsor | Richard Barasch
Related Party Transactions
Number of shares transferred (in shares)				50,000
Class B common stock | Sponsor | Dr. Peter J. Fitzgerald
Related Party Transactions
Number of shares transferred (in shares)				25,000
Class B common stock | Sponsor | Dr. Linda Grais
Related Party Transactions
Number of shares transferred (in shares)				25,000
Class B common stock | Sponsor | Hon. Dr. David J. Shulkin
Related Party Transactions
Number of shares transferred (in shares)				25,000